Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2014
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2014, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Guangzhou Jingdong Trading Co., Ltd.	100%	Guangzhou, China, July 2007
Shanghai Yuanmai Trading Co., Ltd.	100%	Shanghai, China, August 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Chengdu Jingdong Century Trading Co., Ltd.	100%	Chengdu, China, December 2009
Beijing Jingdong Century Information Technology Co., Ltd.	100%	Beijing, China, September 2010
Wuhan Jingdong Century Trading Co., Ltd.	100%	Wuhan, China, February 2011
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	100%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Shenyang Jingdong Century Trading Co., Ltd.	100%	Shenyang, China, January 2012
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd (“Beijing Shangke”).	100%	Beijing, China, March 2012
Tianjin Star East Co., Ltd.	100%	Tianjin, China, April 2012
Beijing Jingbangda Trade Co., Ltd.	100%	Beijing, China, August 2012

VIEs	Economic interest held	Place and Date of incorporation or date of acquisition

Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)	100%	Beijing, China, April 2007
Fortune Rising Holdings Ltd. (“Fortune Rising”)	100%	British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)	100%	Jiangsu, China, September 2010

VIEs’ Subsidiaries
Chinabank Payment Business Services Co., Ltd. (“Chinabank Payment”)	100%	Beijing, China, Acquired in October 2012
Chinabank Payment Technology Co., Ltd. (“Chinabank Payment Technology”)	100%	Beijing, China, Acquired in October 2012

Schedule of condensed consolidated financial information of VIEs and VIEs' subsidiaries

	As of December 31,
	2013	2014
	RMB	RMB
Total assets	1,285,176	3,784,170
Total liabilities	1,642,412	4,180,518

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Total net revenues	1,310,602	2,023,143	3,431,134
Net loss	(159,177)	(206,144)	(41,228)

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by /(used in) operating activities	173,830	(144,315)	1,450,744
Net cash used in investing activities	(183,542)	(22,659)	(494,633)
Net cash provided by financing activities	240,490	262,270	438,891
Net increase in cash and cash equivalents	230,778	95,296	1,395,002
Cash and cash equivalents at beginning of year	7,304	238,082	333,378
Cash and cash equivalents at end of year	238,082	333,378	1,728,380